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                                                     UNITED STATES
                                           SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D. C. 20549



                                                       FORM 10-D

                                                  ASSET-BACKED ISSUER
                                  DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                                          THE SECURITIES EXCHANGE ACT OF 1934


                                         For the monthly distribution period from
                                             April 1, 2006 to April 30, 2006
                                             -------------    --------------

                                Commission File Number of issuing entity: 333-131003-01
                                                                          -------------


                                          Ford Credit Auto Owner Trust 2006-A
                                          -----------------------------------
                              (Exact name of issuing entity as specified in its charter)


                                   Commission File Number of depositor: 333-131003
                                                                        ----------

                                         Ford Credit Auto Receivables Two LLC
                                         ------------------------------------
                                (Exact name of depositor as specified in its charter)


                                              Ford Motor Credit Company
                                              -------------------------
                                 (Exact name of sponser as specified in its charter)


                                                      Delaware
                                                      --------
                 (State or other jurisdiction of incorporation or organization of the issuing entity)


                                                     41-6547773
                                                     ----------
                                        (I.R.S. Employer Identification No.)


              One American Road, Dearborn, Michigan                                           48126
              -------------------------------------                                           -----
  (Address of principal executive offices of the issuing entity)                            (Zip Code)


                                                   (313) 594-3495
                                                    -------------
                                       (Telephone number, including area code)




                                   Registered/reporting pursuant to (check one)

 Title of class         Section 12(b)         Section 12(g)         Section 15(d)         Name of exchange
                                                                                         (If Section 12(b))
Class A-2a notes                                                         x
Class A-2b notes                                                         x
Class A-3 notes                                                          x
Class A-4 notes                                                          x
Class B notes                                                            x
Class C notes                                                            x


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d)
of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes   X    No
    -----     -----


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PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.
------------------------------------------------------

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached
Monthly Investor Report.


PART II  OTHER INFORMATION


Item 9. Exhibits.
-----------------


                                                     EXHIBITS
                                                     --------






Designation                    Description
-----------                    -----------

Exhibit 99                     Ford Credit Auto Owner Trust 2006-A Monthly Investor Report











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                                                     SIGNATURE
                                                     ---------


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                                              FORD CREDIT AUTO OWNER TRUST 2006-A
                                                              -----------------------------------
                                                              (Issuing entity)

                                                              By: Ford Motor Credit Company
                                                              -----------------------------
                                                              (Servicer)

Date: May 19, 2006                                            /s/ Joseph P. Topolski
                                                                  ------------------
                                                                  Joseph P. Topolski
                                                                  Assistant Secretary







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                                                     EXHIBIT INDEX
                                                     -------------




Designation                    Description
-----------                    -----------

Exhibit 99                     Ford Credit Auto Owner Trust 2006-A Monthly Investor Report



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